Income Taxes (Details Narrative) - USD ($)		3 Months Ended					12 Months Ended
	Dec. 22, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 22, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax statutory rate	35.00%	21.00%	21.00%	21.00%	35.00%	34.00%	21.00%	34.00%
Unrecognized tax benefits